Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions
29. Related party transactions
The Group enters into transactions with its associate undertakings. The Group has continuing transactions with Kantar, including sales, purchases, the provision of IT services, subleases and property-related items.
In the year ended 31 December 2023, revenue of £233.0 million (2022: £159.7 million1) was reported in relation to Compas, an associate in the USA, and revenue of £20.9 million (2022: £42.7 million) was reported in relation to Kantar. All other transactions in the years presented were immaterial.
The following amounts were outstanding at 31 December:

	2023	2022
	£m	£m
Amounts owed by related parties
Kantar	17.5	26.1
Other	56.0	62.4
	73.5	88.5
Amounts owed to related parties
Kantar	(4.7)	(10.5)
Other	(70.4)	(65.2)
	(75.1)	(75.7)

There are no material provisions for doubtful debts relating to these balances and no material expense has been recognised in the income statement in relation to bad or doubtful debts for 2023 or 2022.

Notes
[1] Revenue in relation to Compas for the period ended 31 December 2022 was restated from £88.3 million to £159.7 million.